Shareholder Report, Holdings (Details)	Jun. 30, 2025
T-REX 2X LONG TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	193.68%
T-REX 2X LONG TESLA DAILY TARGET ETF | Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
T-REX 2X LONG TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.94%
T-REX 2X LONG TESLA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
T-REX 2X LONG TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.34%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	217.66%
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(99.89%)
T-REX 2X INVERSE TESLA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.77%)
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.28%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.08%
T-REX 2X LONG NVIDIA DAILY TARGET ETF | Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.64%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Total Return Swap Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	(200.00%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.44%
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Other Assets, Net of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.30%)
T-REX 2X INVERSE NVIDIA DAILY TARGET ETF | Derivatives [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.14%)